Segment information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 16 – Segment information

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of consumer products, trading and biofuel energy products. As such, the Company has determined that it has three operating segments as defined by ASC 280, “Segment Reporting”: consumer products, trading and biofuel energy.

Consumer products segment manufactures and sells Charcoal Doctor branded products and BBQ charcoal in China. Trading segment conducts rubber and other trading businesses. Biofuel energy segment produces and sells BBQ charcoal to customers in Asia, Europe and North America and produces and sells bamboo-based fuel for Electric Double Layer Capacitor.

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker.

The following table presents summary information by segment for the years ended December 31, 2014 and 2013, respectively.

	Consumer product		Trading		Biofuel Energy		Total
	2014	2013	2014	2013	2014	2013	2014	2013

Revenue from external customers	$53,051,808	$44,477,607	$2,999,463	$7,994,929	$9,441,835	$8,747,982	$65,493,106	$61,220,518
Revenue from intersegment	1,073,530	833,305	—	—	759,752	319,970	1,833,282	1,153,275
Cost of revenue	34,824,870	30,069,470	2,936,503	7,852,963	7,091,621	6,141,956	44,852,994	44,064,389
Gross profit	18,226,938	14,408,137	62,960	141,966	2,350,214	2,606,026	20,640,112	17,156,129
Interest Expenses	295,204	228,799	150,685	318,875	88,341	288,576	534,230	836,250
Depreciation & amortization	508,607	224,555	79,293	95,815	919,043	707,463	1,506,943	1,027,833
Segment profit	13,759,901	11,483,331	178,931	(718,195)	778,830	(561,117)	14,717,662	10,204,019
Segment assets	$64,878,256	$52,276,056	$6,760,386	$5,234,668	$7,069,952	$10,599,692	$78,708,594	$68,110,416

Segment information by products for the years ended December 31, 2014 and 2013:

			Barbecue			Barbecue
		Purification &	Charcoal –			Charcoal -
	Cleaning	Deodorization	domestic	Trading	EDLC Carbon	international	Total

Year ended December 31, 2014
Revenue	$2,277,143	$37,475,537	$13,299,128	$2,999,463	$8,630,296	$811,539	$65,493,106
Year ended December 31, 2013
Revenue	$973,569	$30,232,508	$13,271,530	$7,994,929	$8,188,855	$559,127	$61,220,518

All of the Company's long-lived assets are located in the PRC.   Geographic information about the revenues, which are classified based on customers, is set out as follows:

	Year ended December 31,
	2014	2013

Revenue from China	$64,217,607	$60,417,432
Revenue from foreign countries	1,275,499	803,086
Total Revenue	$65,493,106	$61,220,518